Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data
27.	SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following tables set forth unaudited financial information on a quarterly basis for each of the last two years.

REX ENERGY CORPORATION

CONSOLIDATED STATEMENTS OF OPERATIONS

($ and Shares in Thousands Except per Share Data)

	2011
	March	June	September	December
Revenues	$23,147	$29,023	$30,755	$31,681
Costs and Expenses	30,749	25,539	38,901	34,795

Net Income (Loss) From Continuing Operations	(3,533)	7,797	12,666	1,149
Net Loss From Discontinued Operations	(4,069)	(4,313)	(20,812)	(4,263)

Net Income (Loss)	(7,602)	3,484	(8,146)	(3,114)
Net Income (Loss) Attributable to Noncontrolling Interests	(102)	44	44	7

Net Income (Loss) Attributable to Rex Energy	$(7,500)	$3,440	$(8,190)	$(3,121)

Income (Loss) per Common Share Attributable to Rex Common Shareholders:
Basic – Continuing Operations	$(0.08)	$0.18	$0.29	$0.03
Basic – Discontinued Operations	(0.09)	(0.10)	(0.47)	(0.10)

Basic – Net Loss	$(0.17)	$0.08	$(0.18)	$(0.07)

Basic – Weighted Average Shares Outstanding	43,862	43,880	43,951	44,026
Diluted – Continuing Operations	$(0.08)	$0.18	$0.29	$0.03
Diluted – Discontinued Operations	(0.09)	(0.10)	(0.47)	(0.10)

Diluted – Net Loss	$(0.17)	$0.08	$(0.18)	$(0.07)

Diluted – Weighted Average Shares Outstanding	43,862	44,451	44,384	44,567

	2010
	March	June	September	December
Revenues	$16,758	$15,686	$16,856	$19,463
Costs and Expenses	14,766	14,873	7,316	26,025

Net Income (Loss) From Continuing Operations	2,045	1,228	9,867	(5,335)
Net Loss From Discontinued Operations	(53)	(415)	(327)	(1,227)

Net Income (Loss)	1,992	813	9,540	(6,562)
Net Loss Attributable to Noncontrolling Interests	(56)	(64)	(88)	(45)

Net Income (Loss) Attributable to Rex Energy	$2,048	$877	$9,628	$(6,517)

Income (Loss) per Common Share Attributable to Rex Common Shareholders:
Basic – Continuing Operations	$0.05	$0.03	$0.23	$(0.12)
Basic – Discontinued Operations	0.00	(0.01)	(0.01)	(0.03)

Basic – Net Loss	$0.05	$0.02	$0.22	$(0.15)

Basic – Weighted Average Shares Outstanding	42,106	43,710	43,698	43,586
Diluted – Continuing Operations	$0.05	$0.03	$0.23	$(0.12)
Diluted – Discontinued Operations	0.00	(0.01)	(0.01)	(0.03)

Diluted – Net Loss	$0.05	$0.02	$0.22	$(0.15)

Diluted – Weighted Average Shares Outstanding	42,200	44,117	44,103	44,002

	2009
	March	June	September	December
Revenues	$8,830	$11,541	$13,055	$15,265
Costs and Expenses	10,179	20,978	14,241	19,861

Net Loss From Continuing Operations	(1,349)	(9,437)	(1,186)	(4,596)
Net Income From Discontinued Operations	323	—	—	—

Net Loss	(1,026)	(9,437)	(1,186)	(4,596)
Net Loss Attributable to Noncontrolling Interests	—	—	—	(12)
Net Loss Attributable to Rex Energy	$(1,026)	$(9,437)	$(1,186)	$(4,584)

Earnings per Common Share Attributable to Rex Common Shareholders:
Basic – Continuing Operations	$(0.04)	$(0.26)	$(0.03)	$(0.12)
Basic – Discontinued Operations	0.01	—	—	—
Basic – Net Loss	$(0.03)	$(0.26)	$(0.03)	$(0.12)

Basic – Weighted Average Shares Outstanding	36,726	36,846	36,844	36,818
Diluted – Continuing Operations	$(0.04)	$(0.26)	$(0.03)	$(0.12)
Diluted – Discontinued Operations	0.01	—	—	—
Diluted – Net Loss	$(0.03)	$(0.26)	$(0.03)	$(0.12)

Diluted – Weighted Average Shares Outstanding	36,726	36,846	36,844	36,818